Cover	Feb. 06, 2024
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 06, 2024
Entity File Number	1-5823
Entity Registrant Name	CNA FINANCIAL CORPORATION
Entity Central Index Key	0000021175
Entity Tax Identification Number	36-6169860
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	151 N. Franklin St.
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	822-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member] | NYSE CHICAGO, INC. [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common stock, par value $2.50 per share
Trading Symbol	CNA
Security Exchange Name	CHX
Common Stock [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common stock, par value $2.50 per share
Trading Symbol	CNA
Security Exchange Name	NYSE